Document and Entity Information	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity File Number	1-13905
Entity Registrant Name	CompX International Inc.
Entity Central Index Key	0001049606
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-0981653
Entity Address, Address Line One	5430 LBJ Freeway
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240-2620
City Area Code	972
Local Phone Number	448-1400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	CIX
Security Exchange Name	NYSEAMER